Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income:
Sales to affiliated parties	$ 5,489	$ 5,020	$ 5,694
Expenses:
Other expenses with related parties	156	10	15
Jugos del Valle, S.A.P.I. de C.V.
Expenses:
Purchases and other expenses of coca cola FEMSA	2,918	2,437	2,863
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Expenses:
Purchases and other expenses of coca cola FEMSA	2,213	2,123	2,728
Beta San Miguel
Expenses:
Purchases and other expenses of coca cola FEMSA	938	1,023	655
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Expenses:
Purchases and other expenses of coca cola FEMSA	234	226	682
Leao Alimentos e Bebidas, LTDA
Expenses:
Purchases and other expenses of coca cola FEMSA	1,320	1,253	1,867
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Expenses:
Purchases and other expenses of coca cola FEMSA	416	308	281
Instituto Tecnologico Y de Estudios Superiores de Monterrey AC
Expenses:
Donations to related party	0	225	127
Fundacion FEMSA AC
Expenses:
Donations to related party	230	114	146
Heineken Group
Income:
Sales to affiliated parties	3	3	5
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	11,635	11,600	12,755
FEMSA
Expenses:
Purchases and other expenses of coca cola FEMSA	7,447	6,538	7,756
The Coca-Cola Company
Expenses:
Purchases of concentrate from The Coca-Cola Company	37,213	32,222	34,063
Advertisement expense paid to The Coca-Cola Company	1,482	865	1,756
AdeS
Expenses:
Purchases and other expenses of coca cola FEMSA	$ 0	$ 338	$ 497